Derivative Instruments	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

14. Derivative Instruments

The Company uses derivative instruments to manage selected commodity price and interest rate exposures. The Company does not use derivative instruments for speculative trading purposes, and typically does not hedge beyond two years. Cash flows from derivative instruments are included in net cash provided by operating activities in the consolidated statements of cash flows.

Commodity Derivative Instruments

As of September 30, 2014, the Company had 875 thousand millions of British Thermal Units (“mmBTUs”) in aggregate notional amount outstanding natural gas swap contracts to manage commodity price exposures. All of these contracts mature by September 30, 2015. The Company elected to designate these derivative instruments as cash flow hedges in accordance with ASC 815-20, Derivatives—Hedging. For derivative contracts designated as cash flow hedges, the effective portion of changes in the fair value of the derivative is recorded to accumulated other comprehensive income, and is reclassified to earnings when the underlying forecasted transaction affects earnings. The ineffective portion of changes in the fair value of the derivative is recorded in cost of goods sold. The net unrealized gain that remained in accumulated other comprehensive income (loss), as of September 30, 2014 was $0.1 million. No ineffectiveness was recorded on these contracts during 2014. Gains and losses on these contracts that are designated as cash flow hedges are reclassified into earnings when the underlying forecasted transactions affect earnings. The Company reassesses the probability of the underlying forecasted transactions occurring on a quarterly basis.

On a pre-tax basis, for the nine months ended September 30, 2014, approximately $0.1 million of gains were recognized in other comprehensive income for the commodity contracts. For the same period, the amount of gain reclassified from accumulated other comprehensive income into income was nominal. As of September 30, 2014, $0.1 million was recorded in other current assets.

Interest Rate Derivative Instrument

At September 30, 2014, the Company had an interest rate cap on three month U.S. Dollar LIBOR of 2% for a notional amount of $205.4 million, representing 54% of the principal amount outstanding under the First Lien Credit Agreement as of September 30, 2014. The notional amount of the interest rate cap declines by $0.5 million each quarter through December 31, 2015. The objective of the hedge is to protect the cash flows from adverse extreme market interest rate changes for a portion of the First Lien Credit Agreement through March 31, 2016. Changes in the fair value of the interest rate cap are expected to be perfectly effective in offsetting the changes in cash flow of interest payments attributable to fluctuations for three month U.S. Dollar LIBOR interest rates above 2%. The hedge is being accounted for as a cash flow hedge.

Changes in the time value of the interest rate cap are reflected directly in earnings through “other income / expense” in non-operating income. CBP recorded a $0.2 million loss for the nine months ended September 30, 2014 (Successor). The fair value of the time value of the interest rate cap of $0.1 million is recorded in other current assets as of September 30, 2014.

Counterparty Risk

The Company is exposed to credit losses in the event of nonperformance by the counterparties to the Company’s derivative instruments. As of September 30, 2014, the Company’s derivatives were in a $0.1 million net asset position. All of the Company’s counterparties have investment grade credit ratings; accordingly, the Company anticipates that the counterparties will be able to fully satisfy their obligations under the contracts. The Company’s agreements outline the conditions upon which it or the counterparties are required to post collateral. As of September 30, 2014, the Company had no collateral posted with its counterparties related to the derivatives.